SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services	$ 224,300	$ 0	$ 286,575	$ 197,500
Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services			0	0
Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services			286,575	197,500
Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Common stock issued for services			$ 0	$ 0